CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jan. 11, 2024	Jun. 30, 2023	Apr. 30, 2021	Apr. 30, 2018	Dec. 31, 2017
Temporary equity, redemption value			$ 39.0
Series Angel Preference Shares
Preferred stock , shares authorised					75,000,000
Preferred stock, shares issued					75,000,000
Preferred stock, shares outstanding					75,000,000
Series A Redeemable Preference Shares
Temporary equity, shares issued								300,000,000
Preferred stock , shares authorised					300,000,000
Preferred stock, shares issued					300,000,000
Preferred stock, shares outstanding					300,000,000
Series A+ Redeemable Preference Shares
Temporary equity, shares issued							118,971,900
Series B Redeemable Preference Shares
Temporary equity, shares issued				161,977,511		458,623,200
Preferred stock , shares authorised					602,372,700
Preferred stock, shares issued					602,372,700
Preferred stock, shares outstanding					602,372,700
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,258,745,553	4,258,745,553
Common stock, shares, issued	2,160,310,915	1,636,807,084
Common stock, shares, outstanding	2,160,310,915	1,636,807,084
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	741,254,447	741,254,447
Common stock, shares, issued	741,254,447	741,254,447
Common stock, shares, outstanding	741,254,447	741,254,447